PROPERTY AND EQUIPMENT, NET - Schedule of Composition of Assets, Grouped by Major Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Composition of Assets, Grouped By Major Classification [Line Items]
Property and equipment, gross	$ 2,521	$ 2,218
Less - accumulated depreciation and amortization	(2,395)	(2,062)
Property and equipment, net	126	156
Computers and electronic equipment [Member]
Schedule of Composition of Assets, Grouped By Major Classification [Line Items]
Property and equipment, gross	1,917	1,917
Office furniture and equipment [Member]
Schedule of Composition of Assets, Grouped By Major Classification [Line Items]
Property and equipment, gross	333	158
Vehicles [Member]
Schedule of Composition of Assets, Grouped By Major Classification [Line Items]
Property and equipment, gross	156	116
Leasehold Improvements [Member]
Schedule of Composition of Assets, Grouped By Major Classification [Line Items]
Property and equipment, gross	$ 115	$ 27